Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Shareholders' Equity
Shareholders' Equity

8. Shareholders’ Equity

a.	2018 Private Placement

In June 2018, the Company completed a $22.9 million fundraising round from investors in the United States and Israel. In consideration for the investment, the Company issued 5,960,787 ordinary shares at a price per share of approximately $3.842, as well as 2,713,159 warrants to acquire additional shares equal to 80% of the shares issued, at an exercise price per share of NIS 16.20 (approximately $4.32). The warrants are exercisable for five years from December 31, 2018, the closing date of the transaction, and may be exercised on a cashless basis.

In addition, the investors were granted price protection rights (to shares and warrants) in the event of a future share issuance by the Company wherein the price does not increase by at least approximately 42.86% over the price per share in the fundraising (or is less than the adjusted price per share, if the price has already been adjusted). For details of an allocation that took place in 2019 pursuant to these rights, see Note 7b below. The warrants and shares were recorded within equity on the issuance date.

Effective January 1, 2019, the Company changed its functional currency from NIS to USD. Due to this change, the exercise price of the warrants was no longer denominated in the Company’s functional currency and therefore not considered indexed to the Company’s own shares according to ASC 815‑40. Accordingly, the Company recorded the fair value of the warrants as a liability at January 1, 2019.

Subsequently, upon the Company’s Nasdaq initial public offering on February 14, 2019, the warrants’ term was modified such that the exercise price currency was changed to USD. As a result, the warrants were once again considered indexed to the Company’s own shares according to ASC 815‑40. Accordingly, the fair value of the warrants at February 14, 2019 was reclassified from a liability to equity on that date.

The following table summarizes the activity for the warrants whose fair value measurements are estimated utilizing Level 3 inputs:

2019
Fair value on January 1, 2019	$3,628
Adjustments-finance expenses	4,570
Fair value on February 14, 2019	$8,198

The Company has determined the fair value of the warrants (a Level 3 valuation) as of January 1, 2019 and February 14, 2019. The fair value of these warrants was estimated by implementing the Probability-Weighted Expected Return Method or the Black-Scholes Method. The following parameters were used:

	Derivative Financial Instrument
	February 14, 2019	January 1, 2019

Share price	$1.84	$2.50
Expected term	End of 2022	End of 2022
Risk free rate	2.49%	1.37%
Volatility	52%	48%

b.	Public Offering

On February 14, 2019, the Company raised gross proceeds of $30.5 million in its Nasdaq initial public offering (“IPO”), allocating 2,652,174 ADSs, each representing five ordinary shares of the Company. The ADSs are listed under the symbol “ANCN.” In accordance with price protection rights granted in 2018 and activated in the offering (see Note 7a above for details and accounting treatment), the Company issued an additional 8,262,800 ordinary shares (equivalent to 1,652,560 ADSs) to rights holders and adjusted their warrants to be exercisable for an additional 6,207,330 ordinary shares (equivalent to 1,241,466 ADSs).

c.	Share-based compensation

The Company has two share-based compensation plans under which share options or other share-based awards have been granted: the 2011 Share Option Plan and the 2017 Share Option Plan (the “2017 Plan”). The 2017 Plan replaced the 2011 Share Option Plan with respect to future grants; and, therefore, no further awards may be made under 2011 Share Option Plan. The Compensation Committee of the Board of Directors and the Board of Directors administer these plans.

The fair value of each option granted is estimated using the Black-Scholes option pricing method. The volatility is based on the Company’s historical volatility. The risk-free interest rate assumption is based on observed Treasury yields over the expected term of the options granted with USD-denominated exercise prices (options granted in the past with NIS-denominated exercise prices used the equivalent Israeli government bond yields). The Company’s management uses the mid-point between the vesting date and the contractual term for each vesting tranche or its expectations, as applicable, of each option as its expected term. The expected term of the options granted represents the period of time that granted options are expected to remain outstanding

The fair value of each option granted in the nine months ended September 30, 2019 was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

Nine months ended
September 30, 2019
Value of ordinary share	$1.03 - $1.54
Dividend yield	0%
Expected volatility	51.5% - 68.6%
Risk-free interest rate	2.2% - 2.5%
Expected term (years)	5.5 - 6.9

The fair value of each option granted in the nine months ended September 30, 2020 was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

Nine months ended
September 30, 2020
Value of ordinary share	$0.15 - $0.17
Dividend yield	0%
Expected volatility	64.9% - 67.4%
Risk-free interest rate	0.30% to 0.39%
Expected term (years)	5.5 - 6.5

The following table summarizes the number of options outstanding and exercisable as of September 30, 2020:

			Weighted Average
		Weighted	Remaining
	Number of	Average	Contractual Life in
	Shares	Exercise Price	Years
Options outstanding - January 1, 2020	3,822,374	$2.50	8.5
Granted	885,000
Forfeited/expired/cancelled	(1,578,031)
Options outstanding - September 30, 2020	3,129,343	$2.44	7.9
Options exercisable - September 30, 2020	2,389,840	$3.01	7.5

The aggregate intrinsic value of both outstanding and exercisable options at September 30, 2020 is $0.

The following table illustrates the effect of share-based compensation on the statements of operations (in thousands):

	Three months ended		Nine months ended
	September 30,		September 30,
	2020	2019	2020	2019
Research and development	$(290)	$154	$(166)	$438
General and administrative	(67)	168	70	632
	$(357)	$322	$(96)	$1,070

The negative amounts for both Research and development and General and administrative reflect the forfeiture of vested stock options and the reversal of accrued compensation on account of future vesting on stock options that were granted to employees who were terminated as part of the Company's restructuring activities as mentioned above.

NOTE 6 - SHARE CAPITAL:

a.    Rights of the Company’s ordinary shares

Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends if declared by the Board of Directors, whenever funds are legally available. Since its inception, the Company has not declared any dividends.

b.     2018 Private Placement

In June 2018, the Company completed a $22.9 million fundraising round from investors in the United States and Israel, led by Shavit Capital Funds. In consideration for the investment, the Company issued 5,960,787 ordinary shares (constituting approximately 38% of the Company’s issued and outstanding share capital after completion of the transaction) at a price per share of approximately $3.842, as well as warrants to acquire additional shares equal to 80% of the shares issued, at an exercise price per share of NIS 16.20 (approximately $4.32). The warrants are exercisable for five years from the closing date of the transaction, as of December 31, 2018, and may be exercised on a cashless basis.

In addition, the investors were granted price protection rights (to shares and warrants) in the event of a future share issuance by the Company wherein the price does not increase by at least approximately 42.86% over the price per share in the fundraising (or is less than the adjusted price per share, if the price has already been adjusted). For details of an allocation that took place in 2019 pursuant to these rights, see Note 6c below.

The warrants and shares were recorded within equity on the issuance date (see note 2s on the adoption of ASU2017).

As detailed in Note 2c, the Company changed its functional currency from NIS to USD as of January 1, 2019. Due to this change from this date, the exercise price of the warrants were no longer denominated in the Company’s functional currency and therefore not considered indexed to the Company’s own stock according to ASC 815‑40.

Additionally, upon the Company’s Nasdaq IPO of February 14, 2019, the warrants’ term modified such that the exercise price currency was changed to USD. As a result, the warrants were reclassified within equity on that date.

Consequently, the warrants were measured at fair value from January 1, 2019 until February 14, 2019, with resulting finance expenses of $4.6 million, until they were reclassified within equity.

The following table summarizes the activity for the warrants whose fair value measurements are estimated utilizing Level 3 inputs:

2019
Fair value on January 1, 2019	3,628
Adjustments- finance expenses	4,570
Fair value on February 14, 2019	8,198

The Company has determined the fair value of the warrants (a Level 3 valuation) as of January 1, 2019 and February 14, 2019. The fair value of these warrants was estimated by implementing the Probability-Weighted Expected Return Method or the Black-Scholes Method. The following parameters were used:

	Derivative Financial Instrument
	February 14, 2019	January 1, 2019
Stock price (USD)	$1.84	$2.5
Expected term	End of 2022	End of 2022
Risk free rate	2.49%	1.37%
Volatility	52%	48%

c.    2019 Public offering

On February 14, 2019, the Company raised $30.5 million in its Nasdaq initial public offering (“IPO”), allocating 2,652,174 ADSs, each representing five ordinary shares of the Company. The ADSs are listed under the symbol “ANCN”. In accordance with price protection rights granted in 2018 and activated in the offering (see Note 6b above for details and accounting treatment), the Company allocated an additional 8,262,800 ordinary shares (equivalent to 1,652,560 ADSs) to rights holders and adjusted their warrants to be exercisable for an additional 6,207,330 ordinary shares (equivalent to 1,241,466 ADSs).

d.    2018 Reverse Split and Capitalization

In June 2018, the Company completed a 10:1 reverse share split, canceled the par value of its ordinary shares and increased its authorized capital to 30 million ordinary shares. In December 2018, the Company increased its authorized capital to 100 million ordinary shares. All amounts of shares, underlying shares, share prices and exercise prices in these financial statements reflect such adjustments.

e.    Share-based compensation

Until 2016, the Company issued options to purchase shares to its employees, directors and other service providers/consultants pursuant to its 2011 Share Option Plan. From 2017, the Company has issued options pursuant to its 2017 Equity-Based Incentive Plan (the “2017 Plan”). As of December 31, 2019 and 2018, 3,501,486 shares and 586,580 shares respectively remain available for grant under the 2017 Plan.

In accordance with the terms of the 2017 Plan, on January 1 of each calendar year during the term of the 2017 Plan, the number of shares available for issuance under the 2017 Plan shall be increased by 4% of the total number of company shares outstanding on December 31 of the immediately preceding calendar year, or such lesser number as shall be determined by the administrator of the 2017 Plan, subject to adjustments required for recapitalization events.

The Plan is designed to enable the Company to grant options to purchase ordinary shares under various and different tax regimes including, without limitation, as ISOs or non-qualified stock options for U.S. residents, and pursuant and subject to Sections 102 or 3(i) of the Israeli Tax Ordinance.

The fair value of each option granted is estimated using the Black-Scholes option pricing method. The volatility is based on the Company’s historical volatility. The risk-free interest rate assumption is based on observed Treasury yields over the expected term of the options granted with USD-denominated exercise prices (options granted in the past with NIS-denominated exercise prices used the equivalent Israeli government bond yields). The Company’s management uses the mid-point between the vesting date and the contractual term for each vesting tranche or its expectations, as applicable, of each option as its expected term. The expected term of the options granted represents the period of time that granted options are expected to remain outstanding.

Anti-Dilution Rights

As part of the terms of his employment, the CEO was granted options to purchase ordinary shares totaling 7% of the Company’s fully-diluted share capital, and anti-dilution protections that were activated upon the closing of subsequent fundraising rounds. As part of the 2018 private placement described in Note 6B above, the CEO waived his entitlement to additional future grants.

Options granted to employees and directors:

In the years ended December 31, 2019 and December 31, 2018, the Company granted options to purchase ordinary shares as follows:

	Year ended December 31, 2019
	Award	Exercise			Vesting
	amount	price range			period	Expiration
Employees	1,098,590	$0.60	-	$1.55	4 years	2029

Directors	495,000	$0.47	-	$1.03	3 years	2029
	Year ended December 31, 2018
	Award amount	Exercise price range			Vesting period	Expiration
Employees	1,379,203	$2.94	-	$4.00	2-4 years	2028

Directors	353	NIS 14.73			4 years	2028

The fair value of options granted during 2019 and 2018 was $0.8 million and $2.6 million, respectively.

The fair value of options granted to employees and directors is based on the share price on grant date and was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

	Year ended December 31
	2019			2018
Value of ordinary share	$0.47	-	$1.54	$2.93	-	$4.00
Dividend yield	—			—
Expected volatility	51.5%-68.8%			54.0%-71.8%
Risk-free interest rate	1.7%-2.5%			1.41%-3.10%
Expected term	4.95-7 years			5.38-7 years

The total unrecognized share-based compensation cost at December 31, 2019 is $0.7 million, which is expected to be recognized over a weighted-average period of 2.6 years.

Summary of outstanding and exercisable options:

The following table summarizes the number of options outstanding for the years ended December 31, 2019 and December 31, 2018, and related information:

	Employees, directors and consultants
	Number of options	USD(1)
Outstanding at December 31, 2017	1,220,762	$3.21
Granted	1,379,556	$3.52
Forfeited	(90,282)	$2.69
Expired	(54,519)	$5.22
Exercised	(1,750)	$3.13
Outstanding at December 31, 2018	2,453,767	$3.32
Granted	1,593,590	$1.03
Forfeited	(221,611)	$1.30
Expired	(3,372)	$13.32
Exercised	—	—
Outstanding at December 31, 2019	3,822,374	$2.50
(1)	Weighted-average exercise price per ordinary share. NIS-denominated exercise prices were converted to USD using the year-end Bank of Israel representative rate.

The following tables summarizes information concerning outstanding and exercisable options as of December 31, 2019, in terms of ordinary shares:

December 31, 2019
Options outstanding			Options exercisable
	Number of	Weighted	Number of	Weighted
	options	Average	options	Average
Exercise	outstanding	Remaining	exercisable	Remaining
prices per	at end of	Contractual	at end of	contractual
share (USD)	year	Life	year	Life
$25-72	6,948	1.98	6,948	1.98
$6-7	14,189	3.90	14,189	3.90
$3-5	1,079,056	8.42	786,513	8.39
$2-3	1,330,452	7.60	824,326	7.30
$1-2	1,336,729	9.48	180,188	9.39
$0-1	55,000	9.87	—	—

	3,822,374		1,812,164

The aggregate intrinsic value of the total of both the outstanding and exercisable options as of December 31, 2019, is $0.

The following table illustrates the effect of share-based compensation on the statements of operations:

	Year ended December 31
	2019	2018
Research and development	$470	$275
General and administrative	$688	$1,651
	$1,158	$1,926